UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Lifetime Asset Allocation Portfolios

(Classes G, G1 and L)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2015 Portfolio (Class G shares) returned 0.60% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.81% (composite benchmark return was 1.41%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,083.00	10,155.04	12,830.00	10,593.00
2010	11,094.67	11,295.19	15,031.63	11,285.78
2011	11,161.23	11,430.08	15,178.94	12,170.59

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class G	0.60%	5.20%*
Class G1	0.58%	5.12%*
Class L	—	-0.94%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	35.84%
Fixed Interest Contract	5.53%
International Equity	16.48%
Large-Cap Equity	24.79%
Mid-Cap Equity	10.62%
Small-Cap Equity	6.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)

Class G
Actual	$ 1,000.00	$ 964.20	$ 3.34

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.81	$ 3.44

Class G1
Actual	$ 1,000.00	$ 963.70	$ 3.83

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.31	$ 3.94

Class L
Actual	$ 1,000.00	$ 962.80	$ 4.61

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.51	$ 4.75

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.68% for the Class G shares, 0.78% for the Class G1 shares and 0.93% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.56%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2020 Portfolio (Class G shares) returned -0.61% from inception on January 31, 2011 to December 31, 2011, compared to the -1.15% return for the Wilshire 5000 Index and the 7.72% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.73% (composite benchmark return was 0.12%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,939.00	10,012.00	9,885.00	10,772.00

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

Since Inception (01/31/11)
Class G	-0.61%
Class G1	-0.47%
Class L	-0.47%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	35.97%
Fixed Interest Contract	5.52%
International Equity	16.45%
Large-Cap Equity	24.77%
Mid-Cap Equity	10.60%
Small-Cap Equity	6.69%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)

Class G
Actual	$ 1,000.00	$ 965.00	$ 3.73

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.41	$ 3.84

Class G1
Actual	$ 1,000.00	$ 966.50	$ 4.23

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.91	$ 4.34

Class L
Actual	$ 1,000.00	$ 966.70	$ 4.92

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.21	$ 5.05

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.75% for the Class G shares, 0.85% for the Class G1 shares and 1.00% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.63%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2025 Portfolio (Class G shares) returned -0.96% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.80% (composite benchmark return was -0.16%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	12,194.71	12,830.00	10,593.00
2010	11,157.70	13,660.79	15,031.63	11,285.78
2011	11,050.58	13,767.45	15,178.94	12,170.59

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class G	-0.96%	4.72%*
Class G1	-1.08%	4.67%*
Class L	--	-2.67%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	31.39%
Fixed Interest Contract	3.53%
International Equity	19.20%
Large-Cap Equity	26.68%
Mid-Cap Equity	11.43%
Small-Cap Equity	7.77%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)

Class G
Actual	$ 1,000.00	$ 945.10	$ 3.40

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.71	$ 3.54

Class G1
Actual	$ 1,000.00	$ 944.50	$ 3.89

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.21	$ 4.04

Class L
Actual	$ 1,000.00	$ 944.10	$ 4.67

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.41	$ 4.85

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70% for the Class G shares, 0.80% for the Class G1 shares and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2030 Portfolio (Class G shares) returned -3.76% from inception on January 31, 2011 to December 31, 2011, compared to the -1.15% return for the Wilshire 5000 Index and the 7.72% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.68% (composite benchmark return was -3.08%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,624.00	9,692.00	9,885.00	10,772.00

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

Since Inception (01/31/11)
Class G	-3.76%
Class G1	-3.77%
Class L	-3.75%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	21.93%
Fixed Interest Contract	1.66%
International Equity	23.86%
Large-Cap Equity	29.96%
Mid-Cap Equity	12.81%
Small-Cap Equity	9.78%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class G
Actual	$ 1,000.00	$ 931.40	$ 3.77

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.31	$ 3.94

Class G1
Actual	$ 1,000.00	$ 931.40	$ 4.25

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.81	$ 4.45

Class L
Actual	$ 1,000.00	$ 931.80	$ 5.02

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.01	$ 5.25

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.78% for the Class G shares, 0.88% for the Class G1 shares and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.66%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation Lifetime 2035 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2035 Portfolio (Class G shares) returned -3.10% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.67% (composite benchmark return was -2.43%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	12,550.47	12,830.00	10,593.00
2010	11,264.06	14,219.04	15,031.63	11,285.78
2011	10,914.88	13,936.48	15,178.94	12,170.59

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class G	-3.10%	4.29%*
Class G1	-3.14%	4.26%*
Class L	—	-4.84%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	14.62%
Fixed Interest Contract	0.65%
International Equity	27.79%
Large-Cap Equity	32.11%
Mid-Cap Equity	13.75%
Small-Cap Equity	11.08%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class G
Actual	$ 1,000.00	$ 920.80	$ 3.65

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.41	$ 3.84

Class G1
Actual	$ 1,000.00	$ 920.00	$ 4.13

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.91	$ 4.34

Class L
Actual	$ 1,000.00	$ 920.90	$ 4.80

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.21	$ 5.05

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.75% for the Class G shares, 0.85% for the Class G1 shares and 1.00% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.63%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation Lifetime 2040 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2040 Portfolio (Class G shares) returned -5.40% from inception on January 31, 2011 to December 31, 2011, compared to the -1.15% return for the Wilshire 5000 Index and the 7.72% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.65% (composite benchmark return was -4.75%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,460.00	9,525.00	9,885.00	10,772.00

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

Since Inception (01/31/11)
Class G	-5.40%
Class G1	-5.43%
Class L	-5.40%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	10.43%
Fixed Interest Contract	0.14%
International Equity	30.88%
Large-Cap Equity	32.51%
Mid-Cap Equity	13.94%
Small-Cap Equity	12.10%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class G
Actual	$ 1,000.00	$ 914.60	$ 3.73

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.31	$ 3.94

Class G1
Actual	$ 1,000.00	$ 914.40	$ 4.21

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.81	$ 4.45

Class L
Actual	$ 1,000.00	$ 914.90	$ 4.98

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.01	$ 5.25

Expenses are equal to the Portfolio’s annualized expense ratio of 0.78% for the Class G shares, 0.88% for the Class G1 shares and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.66%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2045 Portfolio (Class G shares) returned -3.96% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.61% (composite benchmark return was -3.35%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,160.00	12,637.44	12,830.00	10,593.00
2010	11,319.26	14,344.64	15,031.63	11,285.78
2011	10,871.01	13,882.67	15,178.94	12,170.59

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class G	-3.96%	3.93%*
Class G1	-4.11%	3.86%*
Class L	—	-5.73%**

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	8.84%
International Equity	32.83%
Large-Cap Equity	31.84%
Mid-Cap Equity	13.65%
Small-Cap Equity	12.84%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class G
Actual	$ 1,000.00	$ 910.90	$ 3.63

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.41	$ 3.84

Class G1
Actual	$ 1,000.00	$ 909.80	$ 4.11

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.91	$ 4.34

Class L
Actual	$ 1,000.00	$ 911.90	$ 4.88

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	$ 5.15

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.76% for the Class G shares, 0.86% for the Class G1 shares and 1.01% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.64%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2050 Portfolio (Class G shares) returned -6.07% from inception on January 31, 2011 to December 31, 2011, compared to the -1.15% return for the Wilshire 5000 Index and the 7.72% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.66% (composite benchmark return was -5.41%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,393.00	9,459.00	9,885.00	10,772.00

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

Since Inception (01/31/11)
Class G	-6.07%
Class G1	-6.19%
Class L	-6.07%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	8.27%
International Equity	34.67%
Large-Cap Equity	30.70%
Mid-Cap Equity	13.15%
Small-Cap Equity	13.21%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class G
Actual	$ 1,000.00	$ 907.60	$ 3.43

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.61	$ 3.64

Class G1
Actual	$ 1,000.00	$ 906.60	$ 3.91

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.11	$ 4.14

Class L
Actual	$ 1,000.00	$ 908.80	$ 4.68

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.31	$ 4.95

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.72% for the Class G shares, 0.82% for the Class G1 shares and 0.97% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Management Discussion

The Maxim SecureFoundationSM Lifetime 2055 Portfolio (Class G shares) returned -4.42% for the fiscal year ended December 31, 2011, compared to the 0.52% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.52% (composite benchmark return was -3.90%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,148.00	12,661.78	12,830.00	10,593.00
2010	11,286.61	14,358.18	15,031.63	11,285.78
2011	10,787.74	13,800.93	15,178.94	12,170.59

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class G	-4.42%	3.56%*
Class G1	-4.59%	3.48%*
Class L	—	-6.33%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	8.00%
International Equity	36.21%
Large-Cap Equity	29.50%
Mid-Cap Equity	12.63%
Small-Cap Equity	13.66%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2011)	Ending Account Value (12/31/11)	Expenses Paid During Period* (7/1/11-12/31/11)
Class G
Actual	$ 1,000.00	$ 905.80	$ 3.62

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.41	$ 3.84

Class G1
Actual	$ 1,000.00	$ 905.20	$ 4.10

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.91	$ 4.34

Class L
Actual	$ 1,000.00	$ 905.40	$ 4.86

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	$ 5.15

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.76% for the Class G shares, 0.86% for the Class G1 shares and 1.01% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.64%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2015 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
1,227,590	Maxim Bond Index Portfolio Initial Class(a)	$	16,977,572

TOTAL BOND MUTUAL FUNDS — 35.85% (Cost $16,600,337)		$	16,977,572

EQUITY MUTUAL FUNDS
365,646	Maxim Index 600 Portfolio Initial Class(a)		3,192,086
822,705	Maxim International Index Portfolio Initial Class(a)		6,853,136
1,035,544	Maxim S&P 500® Index Portfolio Initial Class(a)		11,743,065
524,750	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		5,032,354
93,092	Northern Emerging Markets Equity Index Fund		951,404

TOTAL EQUITY MUTUAL FUNDS — 58.64% (Cost $29,811,129)		$	27,772,045

Account Balance

FIXED INTEREST CONTRACT
2,618,730(b)	Great-West Life & Annuity Contract(a)(c)		2,618,730

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $2,618,730)		$	2,618,730

TOTAL INVESTMENTS — 100.02% (Cost $49,030,196)		$	47,368,347

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(8,063)

TOTAL NET ASSETS — 100.00%		$	47,360,284

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2020 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
22,607	Maxim Bond Index Portfolio Initial Class(a)	$	312,657

TOTAL BOND MUTUAL FUNDS — 35.97% (Cost $313,165)		$	312,657

EQUITY MUTUAL FUNDS
6,660	Maxim Index 600 Portfolio Initial Class(a)		58,143
15,068	Maxim International Index Portfolio Initial Class(a)		125,517
18,989	Maxim S&P 500® Index Portfolio Initial Class(a)		215,331
9,606	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		92,123
1,712	Northern Emerging Markets Equity Index Fund		17,493

TOTAL EQUITY MUTUAL FUNDS — 58.51% (Cost $514,696)		$	508,607

Account Balance

FIXED INTEREST CONTRACT
48,037(b)	Great-West Life & Annuity Contract(a)(c)		48,037

TOTAL FIXED INTEREST CONTRACT — 5.53%		$	48,037

(Cost $48,037)

TOTAL INVESTMENTS — 100.01%		$	869,301

(Cost $875,898)

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(113)

TOTAL NET ASSETS — 100.00%		$	869,188

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2025 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
829,082	Maxim Bond Index Portfolio Initial Class(a)	$	11,466,201

TOTAL BOND MUTUAL FUNDS — 31.39% (Cost $11,247,086)		$	11,466,201

EQUITY MUTUAL FUNDS
325,126	Maxim Index 600 Portfolio Initial Class(a)		2,838,354
718,516	Maxim International Index Portfolio Initial Class(a)		5,985,241
859,371	Maxim S&P 500® Index Portfolio Initial Class(a)		9,745,270
435,282	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		4,174,354
100,728	Northern Emerging Markets Equity Index Fund		1,029,435

TOTAL EQUITY MUTUAL FUNDS — 65.09% (Cost $25,767,392)		$	23,772,654

Account Balance

FIXED INTEREST CONTRACT
1,291,044(b)	Great-West Life & Annuity Contract(a)(c)		1,291,044

TOTAL FIXED INTEREST CONTRACT — 3.54% (Cost $1,291,044)		$	1,291,044

TOTAL INVESTMENTS — 100.02% (Cost $38,305,522)		$	36,529,899

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(6,270)

TOTAL NET ASSETS — 100.00%		$	36,523,629

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2030 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
14,561	Maxim Bond Index Portfolio Initial Class(a)	$	201,384

TOTAL BOND MUTUAL FUNDS — 21.93% (Cost $201,044)		$	201,384

EQUITY MUTUAL FUNDS
10,291	Maxim Index 600 Portfolio Initial Class(a)		89,841
21,916	Maxim International Index Portfolio Initial Class(a)		182,562
24,268	Maxim S&P 500® Index Portfolio Initial Class(a)		275,196
12,264	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		117,616
3,575	Northern Emerging Markets Equity Index Fund		36,533

TOTAL EQUITY MUTUAL FUNDS — 76.42% (Cost $707,934)		$	701,748

Account Balance

FIXED INTEREST CONTRACT
15,220(b)	Great-West Life & Annuity Contract(a)(c)		15,220

TOTAL FIXED INTEREST CONTRACT — 1.66% (Cost $15,220)		$	15,220

TOTAL INVESTMENTS — 100.01% (Cost $924,198)		$	918,352

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(108)

TOTAL NET ASSETS — 100.00%		$	918,244

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2035 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
219,661	Maxim Bond Index Portfolio Initial Class(a)	$	3,037,908

TOTAL BOND MUTUAL FUNDS — 14.62% (Cost $2,969,115)		$	3,037,908

EQUITY MUTUAL FUNDS
263,914	Maxim Index 600 Portfolio Initial Class(a)		2,303,968
559,895	Maxim International Index Portfolio Initial Class(a)		4,663,927
588,509	Maxim S&P 500® Index Portfolio Initial Class(a)		6,673,693
298,120	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		2,858,969
108,740	Northern Emerging Markets Equity Index Fund		1,111,323

TOTAL EQUITY MUTUAL FUNDS — 84.75% (Cost $19,180,805)		$	17,611,880

Account Balance

FIXED INTEREST CONTRACT
135,140(b)	Great-West Life & Annuity Contract(a)(c)		135,140

TOTAL FIXED INTEREST CONTRACT — 0.65% (Cost $135,140)		$	135,140

TOTAL INVESTMENTS — 100.02% (Cost $22,285,060)		$	20,784,928

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(3,428)

TOTAL NET ASSETS — 100.00%		$	20,781,500

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2040 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
6,652	Maxim Bond Index Portfolio Initial Class(a)	$	91,993

TOTAL BOND MUTUAL FUNDS — 10.44% (Cost $91,491)		$	91,993

EQUITY MUTUAL FUNDS
12,216	Maxim Index 600 Portfolio Initial Class(a)		106,647
25,600	Maxim International Index Portfolio Initial Class(a)		213,246
25,269	Maxim S&P 500® Index Portfolio Initial Class(a)		286,552
12,810	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		122,845
5,764	Northern Emerging Markets Equity Index Fund		58,912

TOTAL EQUITY MUTUAL FUNDS — 89.44% (Cost $788,888)		$	788,202

Account Balance

FIXED INTEREST CONTRACT
1,235(b)	Great-West Life & Annuity Contract(a)(c)		1,235

TOTAL FIXED INTEREST CONTRACT — 0.14% (Cost $1,235)		$	1,235

TOTAL INVESTMENTS — 100.02% (Cost $881,614)		$	881,430

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(153)

TOTAL NET ASSETS — 100.00%		$	881,277

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2045 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
62,568	Maxim Bond Index Portfolio Initial Class(a)	$	865,319

TOTAL BOND MUTUAL FUNDS — 8.85% (Cost $843,963)		$	865,319

EQUITY MUTUAL FUNDS
143,838	Maxim Index 600 Portfolio Initial Class(a)		1,255,703
292,686	Maxim International Index Portfolio Initial Class(a)		2,438,072
274,733	Maxim S&P 500® Index Portfolio Initial Class(a)		3,115,474
139,229	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		1,335,204
75,684	Northern Emerging Markets Equity Index Fund		773,495

TOTAL EQUITY MUTUAL FUNDS — 91.17% (Cost $9,740,526)		$	8,917,948

TOTAL INVESTMENTS — 100.02% (Cost $10,584,489)		$	9,783,267

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(1,586)

TOTAL NET ASSETS — 100.00%		$	9,781,681

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2050 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
586	Maxim Bond Index Portfolio Initial Class(a)	$	8,111

TOTAL BOND MUTUAL FUNDS — 8.27% (Cost $8,000)		$	8,111

EQUITY MUTUAL FUNDS
1,484	Maxim Index 600 Portfolio Initial Class(a)		12,953
2,999	Maxim International Index Portfolio Initial Class(a)		24,982
2,656	Maxim S&P 500® Index Portfolio Initial Class(a)		30,117
1,345	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		12,903
883	Northern Emerging Markets Equity Index Fund		9,023

TOTAL EQUITY MUTUAL FUNDS — 91.75% (Cost $93,056)		$	89,978

TOTAL INVESTMENTS — 100.02% (Cost $101,056)		$	98,089

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(15)

TOTAL NET ASSETS — 100.00%		$	98,074

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2055 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
2,631	Maxim Bond Index Portfolio Initial Class(a)	$	36,382

TOTAL BOND MUTUAL FUNDS — 8.00% (Cost $35,660)		$	36,382

EQUITY MUTUAL FUNDS
7,116	Maxim Index 600 Portfolio Initial Class(a)		62,125
14,043	Maxim International Index Portfolio Initial Class(a)		116,982
11,832	Maxim S&P 500® Index Portfolio Initial Class(a)		134,173
5,993	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		57,469
4,673	Northern Emerging Markets Equity Index Fund		47,758

TOTAL EQUITY MUTUAL FUNDS — 92.02% (Cost $458,597)		$	418,507

TOTAL INVESTMENTS — 100.02% (Cost $494,257)		$	454,889

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(76)

TOTAL NET ASSETS — 100.00%		$	454,813

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim SecureFoundation Lifetime 2015 Portfolio	Maxim SecureFoundation Lifetime 2020 Portfolio	Maxim SecureFoundation Lifetime 2025 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$46,416,943	$851,808	$35,500,464
Investments at market value, unaffiliated(b)	951,404	17,493	1,029,435
Subscriptions receivable	118,076	936	30,492
Receivable for investments sold	–	–	2,041

Total Assets	47,486,423	870,237	36,562,432

LIABILITIES:
Payable to investment adviser	4,489	67	3,508
Redemptions payable	35,450	–	30,213
Payable for investments purchased	82,626	936	2,319
Payable for distribution fees	3,574	46	2,763

Total Liabilities	126,139	1,049	38,803

NET ASSETS	$47,360,284	$869,188	$36,523,629

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$475,765	$8,872	$369,886
Paid-in capital in excess of par	48,759,181	869,425	38,068,401
Net unrealized depreciation on investments	(1,661,849)	(6,597)	(1,775,623)
Accumulated net realized loss on investments	(212,813)	(2,512)	(139,035)

TOTAL NET ASSETS
Class G	$2,805,381	$29,999	$2,226,552

Class G1	$44,131,011	$570,981	$34,165,286

Class L	$423,892	$268,208	$131,791

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	283,374	3,058	226,313
Class G1	4,427,922	58,286	3,457,918
Class L	46,353	27,373	14,626

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$9.90	$9.81	$9.84

Class G1	$9.97	$9.80	$9.88

Class L	$9.14	$9.80	$9.01

(a) Cost of investments, affiliated	$47,929,653	$857,726	$37,103,817
(b) Cost of investments , unaffiliated	$1,100,543	$18,172	$1,201,705

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim SecureFoundation Lifetime 2030 Portfolio	Maxim SecureFoundation Lifetime 2035 Portfolio	Maxim SecureFoundation Lifetime 2040 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$881,819	$19,673,605	$822,518
Investments at market value, unaffiliated(b)	36,533	1,111,323	58,912
Subscriptions receivable	268	37,348	52

Total Assets	918,620	20,822,276	881,482

LIABILITIES:
Payable to investment adviser	70	1,922	87
Redemptions payable	–	3,892	–
Payable for investments purchased	268	33,454	52
Payable for distribution fees	38	1,508	66

Total Liabilities	376	40,776	205

NET ASSETS	$918,244	$20,781,500	$881,277

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,673	$214,955	$9,470
Paid-in capital in excess of par	910,984	22,113,509	867,501
Net unrealized depreciation on investments	(5,846)	(1,500,132)	(184)
Accumulated net realized gain (loss) on investments	3,433	(46,832)	4,490

TOTAL NET ASSETS
Class G	$29,160	$1,058,738	$11,823

Class G1	$877,052	$19,710,872	$857,632

Class L	$12,032	$11,890	$11,822

CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	3,066	109,865	1,265
Class G1	92,399	2,038,315	92,165
Class L	1,261	1,365	1,265

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$9.51	$9.64	$9.35

Class G1	$9.49	$9.67	$9.31

Class L	$9.54	$8.71	$9.35

(a) Cost of investments, affiliated	$886,310	$20,989,921	$820,844
(b) Cost of investments , unaffiliated	$37,888	$1,295,139	$60,770

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim SecureFoundation Lifetime 2045 Portfolio	Maxim SecureFoundation Lifetime 2050 Portfolio	Maxim SecureFoundation Lifetime 2055 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$9,009,772	$89,066	$407,131
Investments at market value, unaffiliated(b)	773,495	9,023	47,758
Subscriptions receivable	101,156	2	2,292

Total Assets	9,884,423	98,091	457,181

LIABILITIES:
Payable to investment adviser	951	10	45
Redemptions payable	1,021	–	–
Payable for investments purchased	100,134	2	2,291
Payable for distribution fees	636	5	32

Total Liabilities	102,742	17	2,368

NET ASSETS	$9,781,681	$98,074	$454,813

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$101,786	$1,066	$4,795
Paid-in capital in excess of par	10,443,367	99,602	492,364
Net unrealized depreciation on investments	(801,222)	(2,967)	(39,368)
Accumulated net realized gain (loss) on investments	37,750	373	(2,978)

TOTAL NET ASSETS
Class G	$1,784,315	$11,739	$43,897

Class G1	$7,985,587	$74,596	$399,201

Class L	$11,779	$11,739	$11,715

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	185,875	1,272	4,611
Class G1	830,616	8,113	41,971
Class L	1,367	1,272	1,368

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$9.60	$9.23	$9.52

Class G1	$9.61	$9.19	$9.51

Class L	$8.62	$9.23	$8.56

(a) Cost of investments, affiliated	$9,672,023	$91,219	$438,595
(b) Cost of investments , unaffiliated	$912,466	$9,837	$55,662

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011 and period from January 31, 2011 to December 31, 2011

	Maxim SecureFoundation Lifetime 2015 Portfolio	Maxim SecureFoundation Lifetime 2020 Portfolio	(a)	Maxim SecureFoundation Lifetime 2025 Portfolio

INVESTMENT INCOME:
Interest	$45,303	$161		$19,993
Dividends, affiliated	750,959	8,412		570,866
Divdends, unaffiliated	12,827	180		14,474

Total Income	809,089	8,753		605,333

EXPENSES:
Management fees	46,088	170		34,227
Distribution fees - Class G1	36,301	108		26,837
Distribution fees - Class L	552	35		147

Total Expenses	82,941	313		61,211

Less amount waived by distributor - Class G1	–	4		–
Less amount waived by distributor - Class L	28	29		28

Net Expenses	82,913	280		61,183

NET INVESTMENT INCOME	726,176	8,473		544,150

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	1,424,158	(5,506)		1,122,841
Net realized gain (loss) on investments, unaffiliated	208,961	(330)		198,139
Capital gain distributions received, affiliated	195,860	3,560		168,390
Change in net unrealized depreciation on investments	(2,638,440)	(6,598)		(2,732,326)

Net Realized and Unrealized Loss on Investments	(809,461)	(8,874)		(1,242,956)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(83,285)	$(401)		$(698,806)

(a)	Portfolio commenced operations on January 31, 2011.

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011 and period from January 31, 2011 to December 31, 2011

	Maxim SecureFoundation Lifetime 2030 Portfolio	(a)	Maxim SecureFoundation Lifetime 2035 Portfolio	Maxim SecureFoundation Lifetime 2040 Portfolio (a)	(a)

INVESTMENT INCOME:
Interest	$44		$1,950	$5
Dividends, affiliated	8,460		304,824	10,104
Divdends, unaffiliated	450		14,752	841

Total Income	8,954		321,526	10,950

EXPENSES:
Management fees	155		19,510	229
Distribution fees - Class G1	104		15,295	167
Distribution fees - Class L	29		26	28

Total Expenses	288		34,831	424

Less amount waived by distributor - Class G1	28		–	11
Less amount waived by distributor - Class L	28		26	28

Net Expenses	232		34,805	385

NET INVESTMENT INCOME	8,722		286,721	10,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	4		848,281	144
Net realized gain (loss) on investments, unaffiliated	(12)		158,227	(28)
Capital gain distributions received, affiliated	3,797		111,210	4,815
Change in net unrealized depreciation on investments	(5,846)		(2,184,018)	(186)

Net Realized and Unrealized Gain (Loss) on Investments	(2,057)		(1,066,300)	4,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,665		$(779,579)	$15,310

(a)	Portfolio commenced operations on January 31, 2011.

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011 and period from January 31, 2011 to December 31, 2011

	Maxim SecureFoundation Lifetime 2045 Portfolio	Maxim SecureFoundation Lifetime 2050 Portfolio	(a)	Maxim SecureFoundation Lifetime 2055 Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$140,826	$1,265		$6,515
Divdends, unaffiliated	10,764	131		677

Total Income	151,590	1,396		7,192

EXPENSES:
Management fees	9,147	54		433
Distribution fees - Class G1	5,907	24		327
Distribution fees - Class L	28	28		28

Total Expenses	15,082	106		788

Less amount waived by distributor - Class G1	–	11		14
Less amount waived by distributor - Class L	28	28		28

Net Expenses	15,054	67		746

NET INVESTMENT INCOME	136,536	1,329		6,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	439,187	256		18,795
Net realized gain (loss) on investments, unaffiliated	115,502	(26)		5,223
Capital gain distributions received, affiliated	58,079	582		2,834
Change in net unrealized depreciation on investments	(1,178,549)	(2,967)		(55,428)

Net Realized and Unrealized Loss on Investments	(565,781)	(2,155)		(28,576)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(429,245)	$(826)		$(22,130)

(a)	Portfolio commenced operations on January 31, 2011.

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim SecureFoundation Lifetime 2015 Portfolio

OPERATIONS:
Net investment income	$726,176	$415,401
Net realized gain on investments, affiliated	1,424,158	413,675
Net realized gain on investments, unaffiliated	208,961	–
Capital gain distributions received, affiliated	195,860	101,297
Change in net unrealized appreciation (depreciation) on investments	(2,638,440)	976,707

Net Increase (Decrease) in Net Assets Resulting from Operations	(83,285)	1,907,080

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(152,137)	(13,957)
Class G1	(2,516,769)	(400,959)
Class L	(30,353)	N/A

From net investment income	(2,699,259)	(414,916)

From net realized gains
Class G	(21,371)	(7,086)
Class G1	(343,817)	(211,691)
Class L	(249)	N/A

From net realized gains	(365,437)	(218,777)

Total Distributions	(3,064,696)	(633,693)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,759,257	863,775
Class G1	40,189,785	35,427,590
Class L	436,638	N/A
Shares issued in reinvestment of distributions
Class G	173,507	21,044
Class G1	2,860,587	612,649
Class L	30,602	N/A
Shares redeemed
Class G	(833,462)	(1,550)
Class G1	(23,258,129)	(10,070,762)
Class L	(1,871)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	22,356,914	26,852,746

Total Increase in Net Assets	19,208,933	28,126,133

NET ASSETS:
Beginning of year	28,151,351	25,218

End of year (a)	$47,360,284	$28,151,351

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	258,604	82,692
Class G1	3,743,461	3,463,568
Class L	43,202	N/A
Shares issued in reinvestment of distributions
Class G	17,408	1,986
Class G1	284,829	57,875
Class L	3,344	N/A
Shares redeemed
Class G	(78,433)	(148)
Class G1	(2,154,690)	(968,386)
Class L	(193)	N/A

Net Increase	2,117,532	2,637,587

(a) Including undistributed net investment income:	$0	$485

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period from January 31, 2011 to December 31, 2011

2011
Maxim SecureFoundation Lifetime 2020 Portfolio

OPERATIONS:
Net investment income	$8,473
Net realized loss from investments, affiliated	(5,506)
Net realized loss on investments, unaffiliated	(330)
Capital gain distributions received, affiliated	3,560
Change in net unrealized depreciation on investments	(6,598)

Net Decrease in Net Assets Resulting from Operations	(401)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(282)
Class G1	(5,657)
Class L	(2,754)

From net investment income	(8,693)

From net realized gains
Class G	–
Class G1	(10)
Class L	(5)

From net realized gains	(15)

Total Distributions	(8,708)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	184,374
Class G1	842,533
Class L	269,406
Shares issued in reinvestment of distributions
Class G	283
Class G1	5,667
Class L	2,758
Shares redeemed
Class G	(151,352)
Class G1	(274,300)
Class L	(1,072)

Net Increase in Net Assets Resulting from Capital Share Transactions	878,297

Total Increase in Net Assets	869,188

NET ASSETS:
Beginning of period	–

End of period	$869,188

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	18,811
Class G1	86,266
Class L	27,200
Shares issued in reinvestment of distributions
Class G	29
Class G1	578
Class L	281
Shares redeemed
Class G	(15,782)
Class G1	(28,558)
Class L	(108)

Net Increase	88,717

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim SecureFoundation Lifetime 2025 Portfolio

OPERATIONS:
Net investment income	$544,150	$270,744
Net realized gain on investments, affiliated	1,122,841	293,708
Net realized gain on investments, unaffiliated	198,139	–
Capital gain distributions received, affiliated	168,390	51,051
Change in net unrealized appreciation (depreciation) on investments	(2,732,326)	956,766

Net Increase (Decrease) in Net Assets Resulting from Operations	(698,806)	1,572,269

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(113,958)	(22,012)
Class G1	(2,010,304)	(248,342)
Class L	(9,256)	N/A

From net investment income	(2,133,518)	(270,354)

From net realized gains
Class G	(12,068)	(13,840)
Class G1	(199,475)	(158,827)
Class L	(15)	N/A

From net realized gains	(211,558)	(172,667)

Total Distributions	(2,345,076)	(443,021)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,232,733	1,475,535
Class G1	31,469,883	20,612,885
Class L	132,390	N/A
Shares issued in reinvestment of distributions
Class G	126,026	35,852
Class G1	2,209,780	407,169
Class L	9,270	N/A
Shares redeemed
Class G	(449,411)	(190,805)
Class G1	(13,460,851)	(5,197,484)
Class L	-	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	21,269,820	17,143,152

Total Increase in Net Assets	18,225,938	18,272,400

NET ASSETS:
Beginning of year	18,297,691	25,291

End of year (a)	$36,523,629	$18,297,691

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	117,368	152,034
Class G1	2,908,033	2,030,133
Class L	13,599	N/A
Shares issued in reinvestment of distributions
Class G	12,719	3,364
Class G1	222,231	38,226
Class L	1,027	N/A
Shares redeemed
Class G	(41,477)	(18,961)
Class G1	(1,243,276)	(498,695)
Class L	-	N/A

Net Increase	1,990,224	1,706,101

(a) Including undistributed net investment income:	$0	$390

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period from January 31, 2011 to December 31, 2011

2011
Maxim SecureFoundation Lifetime 2030 Portfolio

OPERATIONS:
Net investment income	$8,722
Net realized gain on investments, affiliated	4
Net realized loss on investments, unaffiliated	(12)
Capital gain distributions received, affiliated	3,797
Change in net unrealized depreciation on investments	(5,846)

Net Increase in Net Assets Resulting from Operations	6,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(275)
Class G1	(8,677)
Class L	(108)

From net investment income	(9,060)

From net realized gains
Class G	(1)
Class G1	(17)
Class L	-

From net realized gains	(18)

Total Distributions	(9,078)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	30,189
Class G1	869,338
Class L	12,500
Shares issued in reinvestment of distributions
Class G	276
Class G1	8,694
Class L	108
Shares redeemed
Class G	(423)
Class G1	(25)
Class L	-

Net Increase in Net Assets Resulting from Capital Share Transactions	920,657

Total Increase in Net Assets	918,244

NET ASSETS:
Beginning of period	—

End of period	$918,244

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,081
Class G1	91,488
Class L	1,250
Shares issued in reinvestment of distributions
Class G	29
Class G1	914
Class L	11
Shares redeemed
Class G	(44)
Class G1	(3)
Class L	-

Net Increase	96,726

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim SecureFoundation Lifetime 2035 Portfolio

OPERATIONS:
Net investment income	$286,721	$145,724
Net realized gain on investments, affiliated	848,281	153,191
Net realized gain on investments, unaffiliated	158,227	–
Capital gain distributions received, affiliated	111,210	12,026
Change in net unrealized appreciation (depreciation) on investments	(2,184,018)	683,882

Net Increase (Decrease) in Net Assets Resulting from Operations	(779,579)	994,823

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(77,749)	(13,238)
Class G1	(1,351,690)	(132,222)
Class L	(1,008)	N/A

From net investment income	(1,430,447)	(145,460)

From net realized gains
Class G	(5,283)	(8,325)
Class G1	(87,760)	(84,952)
Class L	(5)	N/A

From net realized gains	(93,048)	(93,277)

Total Distributions	(1,523,495)	(238,737)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	272,074	718,224
Class G1	20,297,243	10,007,760
Class L	12,500	N/A
Shares issued in reinvestment of distributions
Class G	83,032	21,563
Class G1	1,439,449	217,174
Class L	1,013	N/A
Shares redeemed
Class G	(25,890)	(439)
Class G1	(8,452,755)	(2,287,843)
Class L	-	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	13,626,666	8,676,439

Total Increase in Net Assets	11,323,592	9,432,525

NET ASSETS:
Beginning of year	9,457,908	25,383

End of year (a)	$20,781,500	$9,457,908

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	25,786	74,835
Class G1	1,861,191	993,275
Class L	1,250	N/A
Shares issued in reinvestment of distributions
Class G	8,559	1,998
Class G1	147,843	20,238
Class L	115	N/A
Shares redeemed
Class G	(2,539)	(42)
Class G1	(765,889)	(219,611)
Class L	-	N/A

Net Increase	1,276,316	870,693

(a) Including undistributed net investment income:	$0	$264

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period from January 31, 2011 to December 31, 2011

2011
Maxim SecureFoundation Lifetime 2040 Portfolio

OPERATIONS:
Net investment income	$10,565
Net realized gain on investments, affiliated	144
Net realized loss on investments, unaffiliated	(28)
Capital gain distributions received, affiliated	4,815
Change in net unrealized depreciation on investments	(186)

Net Increase in Net Assets Resulting from Operations	15,310

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(139)
Class G1	(10,705)
Class L	(139)

From net investment income	(10,983)

From net realized gains
Class G	–
Class G1	(22)
Class L	-

From net realized gains	(22)

Total Distributions	(11,005)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	12,766
Class G1	840,988
Class L	12,500
Shares issued in reinvestment of distributions
Class G	139
Class G1	10,727
Class L	139
Shares redeemed
Class G	(271)
Class G1	(16)
Class L	-

Net Increase in Net Assets Resulting from Capital Share Transactions	876,972

Total Increase in Net Assets	881,277

NET ASSETS:
Beginning of period	—

End of period	$881,277

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,280
Class G1	91,016
Class L	1,250
Shares issued in reinvestment of distributions
Class G	15
Class G1	1,151
Class L	15
Shares redeemed
Class G	(30)
Class G1	(2)
Class L	-

Net Increase	94,695

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim SecureFoundation Lifetime 2045 Portfolio

OPERATIONS:
Net investment income	$136,536	$64,403
Net realized gain on investments, affiliated	439,187	57,045
Net realized gain on investments, unaffiliated	115,502	–
Capital gain distributions received, affiliated	58,079	3,652
Change in net unrealized appreciation (depreciation) on investments	(1,178,549)	377,337

Net Increase (Decrease) in Net Assets Resulting from Operations	(429,245)	502,437

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(130,540)	(25,345)
Class G1	(564,954)	(38,926)
Class L	(1,009)	N/A

From net investment income	(696,503)	(64,271)

From net realized gains
Class G	(9,469)	(11,208)
Class G1	(37,669)	(17,549)
Class L	(6)	N/A

From net realized gains	(47,144)	(28,757)

Total Distributions	(743,647)	(93,028)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	308,718	1,466,402
Class G1	8,521,422	3,170,497
Class L	12,500	N/A
Shares issued in reinvestment of distributions
Class G	140,009	36,552
Class G1	602,623	56,476
Class L	1,015	N/A
Shares redeemed
Class G	(89,475)	(87,549)
Class G1	(2,803,664)	(815,751)
Class L	–	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	6,693,148	3,826,627

Total Increase in Net Assets	5,520,256	4,236,036

NET ASSETS:
Beginning of year	4,261,425	25,389

End of year (a)	$9,781,681	$4,261,425

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	29,119	153,829
Class G1	777,266	313,081
Class L	1,250	N/A
Shares issued in reinvestment of distributions
Class G	14,481	3,370
Class G1	62,321	5,253
Class L	117	N/A
Shares redeemed
Class G	(7,955)	(8,237)
Class G1	(250,963)	(77,610)
Class L	–	N/A

Net Increase	625,636	389,686

(a) Including undistributed net investment income:	$0	$132

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period from January 31, 2011 to December 31, 2011

2011
Maxim SecureFoundation Lifetime 2050 Portfolio

OPERATIONS:
Net investment income	$1,329
Net realized gain on investments, affiliated	256
Net realized loss on investments, unaffiliated	(26)
Capital gain distributions received, affiliated	582
Change in net unrealized depreciation on investments	(2,967)

Net Decrease in Net Assets Resulting from Operations	(826)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(204)
Class G1	(1,340)
Class L	(204)

From net investment income	(1,748)

From net realized gains
Class G	(2)
Class G1	(16)
Class L	(2)

From net realized gains	(20)

Total Distributions	(1,768)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	12,766
Class G1	73,917
Class L	12,500
Shares issued in reinvestment of distributions
Class G	206
Class G1	1,356
Class L	206
Shares redeemed
Class G	(273)
Class G1	(10)
Class L	-

Net Increase in Net Assets Resulting from Capital Share Transactions	100,668

Total Increase in Net Assets	98,074

NET ASSETS:
Beginning of period	—

End of period (a)	$98,074

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,280
Class G1	7,967
Class L	1,250
Shares issued in reinvestment of distributions
Class G	22
Class G1	147
Class L	22
Shares redeemed
Class G	(30)
Class G1	(1)
Class L	-

Net Increase	10,657

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim SecureFoundation Lifetime 2055 Portfolio

OPERATIONS:
Net investment income	$6,446	$3,804
Net realized gain on investments, affiliated	18,795	810
Net realized gain on investments, unaffiliated	5,223	–
Capital gain distributions received, affiliated	2,834	194
Change in net unrealized appreciation (depreciation) on investments	(55,428)	16,101

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,130)	20,909

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(3,400)	(363)
Class G1	(30,394)	(3,440)
Class L	(1,015)	N/A

From net investment income	(34,809)	(3,803)

From net realized gains
Class G	(47)	(184)
Class G1	(553)	(1,706)
Class L	–	N/A

From net realized gains	(600)	(1,890)

Total Distributions	(35,409)	(5,693)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	22,942	7,600
Class G1	470,738	241,211
Class L	12,500	N/A
Shares issued in reinvestment of distributions
Class G	3,447	547
Class G1	30,947	5,146
Class L	1,015	N/A
Shares redeemed
Class G	(828)	–
Class G1	(265,580)	(57,926)
Class L	–	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	275,181	196,578

Total Increase in Net Assets	217,642	211,794

NET ASSETS:
Beginning of year	237,171	25,377

End of year (a)	$454,813	$237,171

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	2,229	781
Class G1	43,010	23,799
Class L	1,250	N/A
Shares issued in reinvestment of distributions
Class G	360	52
Class G1	3,236	480
Class L	118	N/A
Shares redeemed
Class G	(81)	–
Class G1	(24,095)	(5,729)
Class L	–	N/A

Net Increase	26,027	19,383

(a) Including undistributed net investment income:	$0	$1

  See notes to financial statements.

  Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim SecureFoundation Lifetime 2015 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.61	$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.73	0.21	0.11
Capital gain distributions received	0.04	0.04	0.02
Net realized and unrealized gain (loss)	(0.71)	0.73	(0.05)

Total Income From Investment Operations	0.06	0.98	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.68)	(0.26)	(0.11)
From net realized gains	(0.09)	(0.08)	–

Total Distributions	(0.77)	(0.34)	(0.11)

NET ASSET VALUE, END OF YEAR	$9.90	$10.61	$9.97

TOTAL RETURN(b)	0.60%	10.03%	0.83%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,805	$910	$13
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	2.13%	5.18%	8.63%	(e)
Portfolio turnover rate(f)	86%	96%	1%	(c)

(a)	Class G commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim SecureFoundation Lifetime 2015 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.66	$9.97	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.66	0.20	0.11
Capital gain distributions received	0.04	0.04	0.02
Net realized and unrealized gain (loss)	(0.64)	0.73	(0.05)

Total Income From Investment Operations	0.06	0.97	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.66)	(0.20)	(0.11)
From net realized gains	(0.09)	(0.08)	–

Total distributions	(0.75)	(0.28)	(0.11)

NET ASSET VALUE, END OF YEAR	$9.97	$10.66	$9.97

TOTAL RETURN(b)	0.58%	9.87%(c)	0.83%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$44,131	$27,241	$13
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%	0.22%	(f)
After waiver	N/A	0.22%	0.12%	(f)
Ratio of net investment income to average net assets	1.88%
Before waiver	N/A	3.88%	8.55%	(f)
After waiver	N/A	3.88%	8.63%	(f)
Portfolio turnover rate(g)	86%	96%	1%	(d)

(a)	Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011(a)
Maxim SecureFoundation Lifetime 2015 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.76
Capital gain distributions received	0.04
Net realized and unrealized loss	(0.89)

Total Loss From Investment Operations	(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.76)
From net realized gains	(0.01)

Total Distributions	(0.77)

NET ASSET VALUE, END OF PERIOD	$9.14

TOTAL RETURN(b)	(0.94%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$424
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.36%	(f)
Ratio of net investment income to average net assets
Before waiver	2.21%	(f)
After waiver	2.22%	(f)
Portfolio turnover rate(g)	86%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2020 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13
Capital gain distributions received	0.04
Net realized and unrealized loss	(0.23)

Total Loss From Investment Operations	(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.13)
From net realized gains	–

Total Distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$9.81

TOTAL RETURN(b)	(0.61%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$30
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	2.46%	(e)
Portfolio turnover rate(f)	234%	(c)

(a)	Class G commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011(a)
Maxim SecureFoundation Lifetime 2020 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15
Capital gain distributions received	0.04
Net realized and unrealized loss	(0.24)

Total Loss From Investment Operations	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.15)
From net realized gains	–

Total distributions	(0.15)

NET ASSET VALUE, END OF PERIOD	$9.80

TOTAL RETURN(b)	(0.47%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$571
Ratio of expenses to average net assets(e)
Before waiver	0.22%	(f)
After waiver	0.22%	(f)
Ratio of net investment income to average net assets
Before waiver	5.08%	(f)
After waiver	5.08%	(f)
Portfolio turnover rate(g)	234%	(d)

(a)	Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2020 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15
Capital gain distributions received	0.04
Net realized and unrealized loss	(0.24)

Total Loss From Investment Operations	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.15)
From net realized gains	–

Total Distributions	(0.15)

NET ASSET VALUE, END OF PERIOD	$9.80

TOTAL RETURN(b)	(0.47%)	(c)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$268
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.17%	(f)
Ratio of net investment income to average net assets
Before waiver	17.24%	(f)
After waiver	17.43%	(f)
Portfolio turnover rate(g)	234%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim SecureFoundation Lifetime 2025 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.66	$9.99	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.65	0.24	0.13
Capital gain distributions received	0.04	0.03	0.01
Net realized and unrealized gain (loss)	(0.79)	0.74	(0.02)

Total Income (Loss) From Investment Operations	(0.10)	1.01	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.65)	(0.24)	(0.13)
From net realized gains	(0.07)	(0.10)	–

Total Distributions	(0.72)	(0.34)	(0.13)

NET ASSET VALUE, END OF YEAR	$9.84	$10.66	$9.99

TOTAL RETURN(b)	(0.96%)	10.31%	1.15%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,227	$1,468	$13
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.91%	3.20%	9.52%	(e)
Portfolio turnover rate(f)	78%	90%	1%	(c)

(a)	Class G commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim SecureFoundation Lifetime 2025 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.71	$9.99		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.64	0.20		0.13
Capital gain distributions received	0.05	0.03		0.01
Net realized and unrealized gain (loss)	(0.81)	0.79		(0.02)

Total Income (Loss) From Investment Operations	(0.12)	1.02		0.12

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(0.20)		(0.13)
From net realized gains	(0.07)	(0.10)		–

Total distributions	(0.71)	(0.30)		(0.13)

NET ASSET VALUE, END OF YEAR	$9.88	$10.71		$9.99

TOTAL RETURN(b)	(1.08%)	10.33%	(c)	1.15%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$34,165	$16,829		$13
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.12%	(f)
Ratio of net investment income to average net assets	1.91%
Before waiver	N/A	4.04%		9.43%	(f)
After waiver	N/A	4.04%		9.52%	(f)
Portfolio turnover rate(g)	78%	90%		1%	(d)

(a)	Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim SecureFoundation Lifetime 2025 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.72
Capital gain distributions received	0.04
Net realized and unrealized loss	(1.03)

Total Loss From Investment Operations	(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.72)
From net realized gains	–

Total Distributions	(0.72)

NET ASSET VALUE, END OF PERIOD	$9.01

TOTAL RETURN(b)	(2.67%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$132
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.32%	(f)
Ratio of net investment income to average net assets
Before waiver	2.47%	(f)
After waiver	2.52%	(f)
Portfolio turnover rate(g)	78%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

  See notes to financial statements.

  Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2030 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12
Capital gain distributions received	0.05
Net realized and unrealized loss	(0.54)

Total Loss From Investment Operations	(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.12)
From net realized gains	–

Total Distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$9.51

TOTAL RETURN(b)	(3.76%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$29
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	2.83%	(e)
Portfolio turnover rate(f)	10%	(c)

(a)	Class G commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Maxim SecureFoundation Lifetime 2030 Portfolio - Class G1	Period Ended December 31, 2011 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13
Capital gain distributions received	0.04
Net realized and unrealized loss	(0.55)

Total Loss From Investment Operations	(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.13)
From net realized gains	–

Total distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$9.49

TOTAL RETURN(b)	(3.77%)	(c)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$877
Ratio of expenses to average net assets(e)
Before waiver	0.22%	(f)
After waiver	0.19%	(f)
Ratio of net investment income to average net assets
Before waiver	7.80%	(f)
After waiver	7.82%	(f)
Portfolio turnover rate(g)	10%	(d)

(a)	Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2030 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09
Capital gain distributions received	0.05
Net realized and unrealized loss	(0.51)

Total Loss From Investment Operations	(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.09)
From net realized gains	–

Total Distributions	(0.09)

NET ASSET VALUE, END OF PERIOD	$9.54

TOTAL RETURN(b)	(3.75%)	(c)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f)
Ratio of net investment income to average net assets
Before waiver	1.56%	(f)
After waiver	1.81%	(f)
Portfolio turnover rate(g)	10%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009(a)
Maxim SecureFoundation Lifetime 2035 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.80	$10.01	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.78	0.22	0.14
Capital gain distributions received	0.05	0.01	0.01
Net realized and unrealized gain (loss)	(1.16)	0.90	–

Total Income (Loss) From Investment Operations	(0.33)	1.13	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.77)	(0.23)	(0.14)
From net realized gains	(0.06)	(0.11)	–

Total Distributions	(0.83)	(0.34)	(0.14)

NET ASSET VALUE, END OF YEAR	$9.64	$10.80	$10.01

TOTAL RETURN(b)	(3.10%)	11.36%	1.51%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,059	$843	$13
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.73%	3.34%	10.78%	(e)
Portfolio turnover rate(f)	89%	75%	1%	(c)

(a)	Class G commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim SecureFoundation Lifetime 2035 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.83	$10.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.76	0.19		0.14
Capital gain distributions received	0.05	0.01		0.01
Net realized and unrealized gain (loss)	(1.15)	0.92		–

Total Income (Loss) From Investment Operations	(0.34)	1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.76)	(0.19)		(0.14)
From net realized gains	(0.06)	(0.11)		–

Total distributions	(0.82)	(0.30)		(0.14)

NET ASSET VALUE, END OF YEAR	$9.67	$10.83		$10.01

TOTAL RETURN(b)	(3.14%)	11.32%	(c)	1.51%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$19,711	$8,615		$13
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.12%	(f)
Ratio of net investment income to average net assets	1.76%
Before waiver	N/A	3.99%		10.70%	(f)
After waiver	N/A	3.99%		10.78%	(f)
Portfolio turnover rate(g)	89%	75%		1%	(d)

(a)	Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2035 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.80
Capital gain distributions received	0.05
Net realized and unrealized loss	(1.34)

Total Loss From Investment Operations	(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.80)
From net realized gains	–

Total Distributions	(0.80)

NET ASSET VALUE, END OF PERIOD	$8.71

TOTAL RETURN(b)	(4.84%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f)
Ratio of net investment income to average net assets
Before waiver	1.50%	(f)
After waiver	1.73%	(f)
Portfolio turnover rate(g)	89%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2040 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11
Capital gain distributions received	0.06
Net realized and unrealized loss	(0.71)

Total Loss From Investment Operations	(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.11)
From net realized gains	–

Total Distributions	(0.11)

NET ASSET VALUE, END OF PERIOD	$9.35

TOTAL RETURN(b)	(5.40%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.69%	(e)
Portfolio turnover rate(f)	9%	(c)

(a)	Class G commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2040 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15
Capital gain distributions received	0.05
Net realized and unrealized loss	(0.74)

Total Loss From Investment Operations	(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.15)
From net realized gains	–

Total distributions	(0.15)

NET ASSET VALUE, END OF PERIOD	$9.31

TOTAL RETURN(b)	(5.43%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$858
Ratio of expenses to average net assets(e)
Before waiver	0.22%	(f)
After waiver	0.21%	(f)
Ratio of net investment income to average net assets
Before waiver	6.06%	(f)
After waiver	6.07%	(f)
Portfolio turnover rate(g)	9%	(d)

(a)	Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2040 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11
Capital gain distributions received	0.06
Net realized and unrealized loss	(0.71)

Total Loss From Investment Operations	(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.11)
From net realized gains	–

Total Distributions	(0.11)

NET ASSET VALUE, END OF PERIOD	$9.35

TOTAL RETURN(b)	(5.40%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f)
Ratio of net investment income to average net assets
Before waiver	1.44%	(f)
After waiver	1.69%	(f)
Portfolio turnover rate(g)	9%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	(a)
Maxim SecureFoundation Lifetime 2045 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.85	$10.01	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.77	0.21	0.15
Capital gain distributions received	0.06	0.01	–
Net realized and unrealized gain (loss)	(1.26)	0.92	0.01

Total Income (Loss) From Investment Operations	(0.43)	1.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.76)	(0.22)	(0.15)
From net realized gains	(0.06)	(0.08)	–

Total Distributions	(0.82)	(0.30)	(0.15)

NET ASSET VALUE, END OF YEAR	$9.60	$10.85	$10.01

TOTAL RETURN(b)	(3.96%)	11.41%	1.60%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,784	$1,629	$13
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.63%	3.37%	11.44%	(e)
Portfolio turnover rate(f)	76%	64%	1%	(c)

(a)	Class G commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009	(a)
Maxim SecureFoundation Lifetime 2045 Portfolio - Class G1
NET ASSET VALUE, BEGINNING OF YEAR	$10.88	$10.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.76	0.19		0.15
Capital gain distributions received	0.06	0.01		–
Net realized and unrealized gain (loss)	(1.27)	0.94		0.01

Total Income (Loss) From Investment Operations	(0.45)	1.14		0.16

LESS DISTRIBUTIONS:
From net investment income	(0.76)	(0.19)		(0.15)
From net realized gains	(0.06)	(0.08)		–

Total distributions	(0.82)	(0.27)		(0.15)

NET ASSET VALUE, END OF YEAR	$9.61	$10.88		$10.01

TOTAL RETURN(b)	(4.11%)	11.43%	(c)	1.60%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$7,986	$2,632		$13
Ratio of expenses to average net assets(e)	0.22%
Before waiver	N/A	0.22%		0.22%	(f)
After waiver	N/A	0.22%		0.12%	(f)
Ratio of net investment income to average net assets	1.84%
Before waiver	N/A	4.10%		11.35%
After waiver	N/A	4.10%		11.44%	(f)
Portfolio turnover rate(g)	76%	64%		1%	(d)

(a)	Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011 (a)

Maxim SecureFoundation Lifetime 2045 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.80
Capital gain distributions received	0.05
Net realized and unrealized loss	(1.42)

Total Loss From Investment Operations	(0.57)

LESS DISTRIBUTIONS:
From net investment income	(0.80)
From net realized gains	(0.01)

Total Distributions	(0.81)

NET ASSET VALUE, END OF PERIOD	$8.62

TOTAL RETURN(b)	(5.73%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f)
Ratio of net investment income to average net assets
Before waiver	1.43%	(f)
After waiver	1.68%	(f)
Portfolio turnover rate(g)	76%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2050 Portfolio - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16
Capital gain distributions received	0.06
Net realized and unrealized loss	(0.83)

Total Loss From Investment Operations	(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.16)
From net realized gains	–

Total Distributions	(0.16)

NET ASSET VALUE, END OF PERIOD	$9.23

TOTAL RETURN(b)	(6.07%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.67%	(e)
Portfolio turnover rate(f)	25%	(c)

(a)	Class G commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

  See notes to financial statements.

  Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim SecureFoundation Lifetime 2050 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19
Capital gain distributions received	0.05
Net realized and unrealized loss	(0.86)

Total Loss From Investment Operations	(0.62)

LESS DISTRIBUTIONS:
From net investment income	(0.19)
From net realized gains	–

Total distributions	(0.19)

NET ASSET VALUE, END OF PERIOD	$9.19

TOTAL RETURN(b)	(6.19%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$75
Ratio of expenses to average net assets(e)
Before waiver	0.22%	(f)
After waiver	0.18%	(f)
Ratio of net investment income to average net assets
Before waiver	4.16%	(f)
After waiver	4.21%	(f)
Portfolio turnover rate(g)	25%	(d)

(a)	Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011 (a)
Maxim SecureFoundation Lifetime 2050 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16
Capital gain distributions received	0.06
Net realized and unrealized loss	(0.83)

Total Loss From Investment Operations	(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.16)
From net realized gains	–

Total Distributions	(0.16)

NET ASSET VALUE, END OF PERIOD	$9.23

TOTAL RETURN(b)	(6.07%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f)
Ratio of net investment income to average net assets
Before waiver	1.42%	(f)
After waiver	1.67%	(f)
Portfolio turnover rate(g)	25%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	(a)
Maxim SecureFoundation Lifetime 2055 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.83	$9.99	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.80	0.20	0.16
Capital gain distributions received	0.06	0.01	–
Net realized and unrealized gain (loss)	(1.33)	0.90	(0.01)

Total Income (Loss) From Investment Operations	(0.47)	1.11	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.82)	(0.18)	(0.16)
From net realized gains	(0.02)	(0.09)	–

Total Distributions	(0.84)	(0.27)	(0.16)

NET ASSET VALUE, END OF YEAR	$9.52	$10.83	$9.99

TOTAL RETURN(b)	(4.42%)	11.22%	1.48% (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$44	$23	$13
Ratio of expenses to average net assets(d)	0.12%	0.12%	0.12% (e)
Ratio of net investment income (loss) to average net assets	2.13%	2.53%	12.02% (e)
Portfolio turnover rate(f)	121%	65%	1% (c)

(a)	Class G commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011		2010	2009(a)
Maxim SecureFoundation Lifetime 2055 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.82		$9.99	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.80		0.20	0.16
Capital gain distributions received	0.06		0.01	–
Net realized and unrealized gain (loss)	(1.35)		0.91	(0.01)

Total Income (Loss) From Investment Operations	(0.49)		1.12	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.80)		(0.20)	(0.16)
From net realized gains	(0.02)		(0.09)	–

Total distributions	(0.82)		(0.29)	(0.16)

NET ASSET VALUE, END OF YEAR	$9.51		$10.82	$9.99

TOTAL RETURN(b)	(4.59%	)(c)	11.25% (c)	1.48%	(d)(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$399		$214	$13
Ratio of expenses to average net assets(e)
Before waiver	0.22%		0.22%	0.22%	(f)
After waiver	0.22%		0.20%	0.12%	(f)
Ratio of net investment income to average net assets
Before waiver	1.76%		4.68%	11.93%	(f)
After waiver	1.76%		4.70%	12.02%	(f)
Portfolio turnover rate(g)	121%		65%	1%	(d)

(a)	Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011(a)
Maxim SecureFoundation Lifetime 2055 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.81
Capital gain distributions received	0.05
Net realized and unrealized loss	(1.49)

Total Loss From Investment Operations	(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.81)
From net realized gains	–

Total Distributions	(0.81)

NET ASSET VALUE, END OF PERIOD	$8.56

TOTAL RETURN(b)	(6.33%)	(c)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f)
Ratio of net investment income to average net assets
Before waiver	1.42%	(f)
After waiver	1.67%	(f)
Portfolio turnover rate(g)	121%	(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2020, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2030, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2040, the Maxim SecureFoundationSM Lifetime 2045, the Maxim SecureFoundationSM Lifetime 2050, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The Maxim SecureFoundationSM Lifetime 2020, Maxim SecureFoundationSM Lifetime 2030, Maxim SecureFoundationSM Lifetime 2040, and Maxim SecureFoundationSM Lifetime 2050 Portfolios commenced operations on January 31, 2011. The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

Each of the Portfolios offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, Class G1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class G1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio. The redemption or exchange of all shares of the Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolios or the Portfolios themselves, therefore the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between levels during the year.

Maxim SecureFoundation Lifetime 2015 Portfolio	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$16,977,572	$–	$–	$16,977,572
Equity Mutual Funds	27,772,045	–	–	27,772,045
Fixed Interest Contract	–	–	2,618,730	2,618,730

Total	$44,749,617	$0	$2,618,730	$47,368,347

Total Investments	$44,749,617	$0	$2,618,730	$47,368,347

Maxim SecureFoundation Lifetime 2020 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$312,657	$—	$—	$312,657
Equity Mutual Funds	508,607	—	—	508,607
Fixed Interest Contract	—	—	48,037	48,037

Total	$821,264	$0	$48,037	$869,301

Total Investments	$821,264	$0	$48,037	$869,301

Maxim SecureFoundation Lifetime 2025 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$11,466,201	$—	$—	$11,466,201
Equity Mutual Funds	23,772,654	—	—	23,772,654
Fixed Interest Contract	—	—	1,291,044	1,291,044

Total	$35,238,855	$0	$1,291,044	$36,529,899

Total Investments	$35,238,855	$0	$1,291,044	$36,529,899

Maxim SecureFoundation Lifetime 2030 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$201,384	$—	$—	$201,384
Equity Mutual Funds	701,748	—	—	701,748
Fixed Interest Contract	—	—	15,220	15,220

Total	$903,132	$0	$15,220	$918,352

Total Investments	$903,132	$0	$15,220	$918,352

Maxim SecureFoundation Lifetime 2035 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$3,037,908	$—	$—	$3,037,908
Equity Mutual Funds	17,611,880	—	—	17,611,880
Fixed Interest Contract	—	—	135,140	135,140

Total	$20,649,788	$0	$135,140	$20,784,928

Total Investments	$20,649,788	$0	$135,140	$20,784,928

Maxim SecureFoundation Lifetime 2040 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$91,993	$—	$—	$91,993
Equity Mutual Funds	788,202	—	—	788,202
Fixed Interest Contract	—	—	1,235	1,235

Total	$880,195	$0	$1,235	$881,430

Total Investments	$880,195	$0	$1,235	$881,430

Maxim SecureFoundation Lifetime 2045 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$865,319	$—	$—	$865,319
Equity Mutual Funds	8,917,948	—	—	8,917,948

Total	$9,783,267	$0	$—	$9,783,267

Total Investments	$9,783,267	$0	$0	$9,783,267

Maxim SecureFoundation Lifetime 2050 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$8,111	$—	$—	$8,111
Equity Mutual Funds	89,978	—	—	89,978

Total	$98,089	$0	$0	$98,089

Total Investments	$98,089	$0	$0	$98,089

Maxim SecureFoundation Lifetime 2055 Portfolio	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$36,382	$—	$—	$36,382
Equity Mutual Funds	418,507	—	—	418,507

Total	$454,889	$0	$0	$454,889

Total Investments	$454,889	$0	$0	$454,889

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2011:

Description	Maxim SecureFoundationSM 2015 Portfolio	Maxim SecureFoundationSM 2020 Portfolio	Maxim SecureFoundationSM 2025 Portfolio
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains (or losses)	-	-	-
Total unrealized gains (or losses)	-	-	-
Total interest received	45,303	161	19,993
Purchases	4,064,939	72,517	1,812,292
Sales	(1,491,512)	(24,641)	(541,241)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, December 31, 2011	$2,618,730	$48,037	$1,291,044

Description	Maxim SecureFoundationSM 2030 Portfolio	Maxim SecureFoundationSM 2035 Portfolio	Maxim SecureFoundationSM 2040 Portfolio
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains (or losses)	-	-	-
Total unrealized gains (or losses)	-	-	-
Total interest received	44	1,950	5
Purchases	15,426	209,050	1,300
Sales	(250)	(75,860)	(70)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, December 31, 2011	$15,220	$135,140	$1,235

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on distributed net investment income and capital gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolios did not incur any interest or penalties.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2011 for the Maxim SecureFoundationSM 2015, 2025, 2035, 2045, and 2055 Portfolios. The Maxim SecureFoundationSM 2020, 2030, 2040, and 2050 portfolios, having incepted during the current fiscal year, plan to file income tax returns in the U.S. federal jurisdiction and Colorado. The statute of limitations on each Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolios adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolios are evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and the Portfolios permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Interest may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. Below is a summary of the transactions for each underlying Investment during the year ended December 31, 2011, in which the issuer was an affiliate of a Portfolio as defined in the 1940 Act.

Maxim SecureFoundationSM Lifetime 2015 Portfolio
Affiliate	Shares Held/ Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost		Realized Gain/ (Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	2,618,730	$–	$4,064,939	$1,491,512	$	–	$	45,303	$	2,618,730
Maxim Bond Index Portfolio Initial Class	1,227,590	9,853,685	14,620,222	8,231,368		(154,589)		370,699		16,977,572
Maxim Index 600 Portfolio Initial Class	365,646	2,208,625	3,142,342	1,699,685		384,421		32,008		3,192,086
Maxim International Index Portfolio Initial Class	822,705	–	11,611,774	3,747,159		(39,903)		141,872		6,853,136
Maxim Money Market Portfolio	–	1,566,270	244,147	1,810,417		–		–		–
Maxim S&P 500® Index Portfolio Initial Class	1,035,544	9,815,450	11,456,491	8,329,386		1,361,070		173,012		11,743,065
Maxim S&P MidCap 400® Index Portfolio Initial Class	524,750	–	6,527,630	1,055,878		(126,841)		33,368		5,032,354

					$	1,424,158	$	796,262	$	46,416,943

Maxim SecureFoundationSM Lifetime 2020 Portfolio
Affiliate	Shares Held/ Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost		Realized Gain/ (Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	48,037	$–	$72,517	$24,641	$	–	$	161	$	48,037
Maxim Bond Index Portfolio Initial Class	22,607	–	472,673	159,507		1,852		2,287		312,657
Maxim Index 600 Portfolio Initial Class	6,660	–	89,518	29,719		108		557		58,143
Maxim International Index Portfolio Initial Class	15,068	–	194,507	65,694		(4,645)		2,786		125,517
Maxim S&P 500® Index Portfolio Initial Class	18,989	–	327,590	111,931		(1,995)		2,288		215,331
Maxim S&P MidCap 400® Index Portfolio Initial Class	9,606	–	138,171	45,918		(826)		494		92,123

					$	(5,506)	$	8,573	$	851,808

Maxim SecureFoundationSM Lifetime 2025 Portfolio
Affiliate	Shares Held/ Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost		Realized Gain/ (Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	1,291,044	$–	$1,812,292	$541,241	$	–	$	19,993	$	1,291,044
Maxim Bond Index Portfolio Initial Class	829,082	4,886,028	10,160,730	3,979,178		(74,813)		233,746		11,466,201
Maxim Index 600 Portfolio Initial Class	325,126	1,761,382	2,739,267	1,234,486		296,906		29,925		2,838,354
Maxim International Index Portfolio Initial Class	718,516	–	10,321,567	3,392,911		(40,440)		128,917		5,985,241
Maxim Money Market Portfolio	–	562,982	86,801	649,784		–		–		–
Maxim S&P 500® Index Portfolio Initial Class	859,371	7,253,206	9,665,610	6,131,557		1,042,189		149,403		9,745,270
Maxim S&P MidCap 400® Index Portfolio Initial Class	435,282	–	5,365,012	765,769		(101,001)		28,875		4,174,354

					$	1,122,841	$	590,859	$	35,500,464

Maxim SecureFoundationSM Lifetime 2030 Portfolio
Affiliate	Shares Held/ Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost		Realized Gain/ (Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	15,220	$–	$15,426	$250	$	–	$	44	$	15,220
Maxim Bond Index Portfolio Initial Class	14,561	–	204,371	3,327		121		1,271		201,384
Maxim Index 600 Portfolio Initial Class	10,291	–	92,454	2,151		32		716		89,841
Maxim International Index Portfolio Initial Class	21,916	–	192,578	2,863		(121)		3,412		182,562
Maxim S&P 500® Index Portfolio Initial Class	24,268	–	280,421	6,896		196		2,518		275,196
Maxim S&P MidCap 400® Index Portfolio Initial Class	12,264	–	118,030	1,527		(224)		543		117,616

					$	4	$	8,504	$	881,819

Maxim SecureFoundationSM Lifetime 2035 Portfolio
Affiliate	Shares Held/ Account Balance		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	135,140	$	-	$	209,050	$	75,860	$	-	$	1,950	$	$135,140
Maxim Bond Index Portfolio Initial Class	219,661		1,167,326		3,033,843		1,271,153		(20,451)		62,382		3,037,908
Maxim Index 600 Portfolio Initial Class	263,914		1,209,409		2,426,374		1,013,647		228,920		23,759		2,303,968
Maxim International Index Portfolio Initial Class	559,895		-		8,089,929		2,694,954		10,445		97,636		4,663,927
Maxim Money Market Portfolio	-		46,895		17,661		64,556		-		-		-
Maxim S&P 500® Index Portfolio Initial Class	588,509		4,294,117		7,317,177		4,270,256		679,175		101,475		6,673,693
Maxim S&P MidCap 400® Index Portfolio Initial Class	298,120		-		3,571,139		429,654		(49,808)		19,572		2,858,969

								$	848,281	$	306,774	$	$19,673,605

Maxim SecureFoundationSM Lifetime 2040 Portfolio
Affiliate	Shares Held/ Account Balance		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends and Interest Received		Market Value 12/31/2011
Great-West Life & Annuity Contract	1,235	$	-	$	1,300	$	70	$	-	$	$5	$	$1,235
Maxim Bond Index Portfolio Initial Class	6,652		-		97,146		5,656		172		666		91,993
Maxim Index 600 Portfolio Initial Class	12,216		-		107,992		3,352		(2)		1,020		106,647
Maxim International Index Portfolio Initial Class	25,600		-		227,115		3,174		(14)		4,714		213,246
Maxim S&P 500® Index Portfolio Initial Class	25,269		-		287,735		7,464		183		3,046		286,552
Maxim S&P MidCap 400® Index Portfolio Initial Class	12,810		-		120,487		1,220		(195)		658		122,845

								$	144	$	10,109	$	$822,518

Maxim SecureFoundationSM Lifetime 2045 Portfolio
Affiliate	Shares Held/		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends Received		Market Value 12/31/2011
Maxim Bond Index Portfolio Initial Class	62,568	$	$364,822	$	831,355	$	362,987	$	(3,021)	$	18,768	$	$865,319
Maxim Index 600 Portfolio Initial Class	143,838		603,627		1,172,495		364,877		111,825		13,108		1,255,703
Maxim International Index Portfolio Initial Class	292,686		-		4,202,730		1,367,670		20,828		52,871		2,438,072
Maxim S&P 500® Index Portfolio Initial Class	274,733		1,869,990		3,071,797		1,519,915		321,078		46,958		3,115,474
Maxim S&P MidCap 400® Index Portfolio Initial Class	139,229		-		1,571,465		102,982		(11,523)		9,121		1,335,204

								$	439,187	$	140,826	$	$9,009,772

Maxim SecureFoundationSM Lifetime 2050 Portfolio
Affiliate	Shares Held/		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends Received		Market Value 12/31/2011
Maxim Bond Index Portfolio Initial Class	586	$	-	$	9,152	$	1,152	$	41	$	112	$	$8,111
Maxim Index 600 Portfolio Initial Class	1,484		-		14,203		1,312		36		132		12,953
Maxim International Index Portfolio Initial Class	2,999		-		31,274		4,013		10		556		24,982
Maxim S&P 500® Index Portfolio Initial Class	2,656		-		35,342		5,460		238		386		30,117
Maxim S&P MidCap 400® Index Portfolio Initial Class	1,345		-		13,656		471		(69)		79		12,903

								$	256	$	1,265	$	$89,066

Maxim SecureFoundationSM Lifetime 2055 Portfolio
Affiliate	Shares Held/		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends Received		Market Value 12/31/2011
Maxim Bond Index Portfolio Initial Class	2,631	$	18,879	$	45,520	$	29,299	$	-	$	797	$	$36,382
Maxim Index 600 Portfolio Initial Class	7,116		35,243		70,716		35,745		5,809		663		62,125
Maxim International Index Portfolio Initial Class	14,043		-		256,785		121,354		(27)		2,581		116,982
Maxim S&P 500® Index Portfolio Initial Class	11,832		96,003		163,563		112,023		14,301		2,072		134,173
Maxim S&P MidCap 400® Index Portfolio Initial Class	5,993		-		74,863		12,354		(1,288)		402		57,469

								$	18,795	$	6,515	$	$407,131

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim SecureFoundationSM Lifetime 2015 Portfolio	$53,478,081	$33,305,891
Maxim SecureFoundationSM Lifetime 2020 Portfolio	1,321,783	440,209
Maxim SecureFoundationSM Lifetime 2025 Portfolio	42,022,773	22,399,210
Maxim SecureFoundationSM Lifetime 2030 Portfolio	941,248	17,086
Maxim SecureFoundationSM Lifetime 2035 Portfolio	27,023,217	14,522,073
Maxim SecureFoundationSM Lifetime 2040 Portfolio	902,721	21,228
Maxim SecureFoundationSM Lifetime 2045 Portfolio	11,945,363	5,800,168
Maxim SecureFoundationSM Lifetime 2050 Portfolio	113,616	12,790
Maxim SecureFoundationSM Lifetime 2055 Portfolio	683,742	434,643

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
Maxim SecureFoundationSM Lifetime 2015 Portfolio	$49,458,093	$607,790	$(2,697,536)	$(2,089,746)
Maxim SecureFoundationSM Lifetime 2020 Portfolio	885,036	2,194	(17,929)	(15,735)
Maxim SecureFoundationSM Lifetime 2025 Portfolio	38,614,000	306,725	(2,390,826)	(2,084,101)
Maxim SecureFoundationSM Lifetime 2030 Portfolio	924,702	8,870	(15,220)	(6,350)
Maxim SecureFoundationSM Lifetime 2035 Portfolio	22,439,606	106,432	(1,761,110)	(1,654,678)
Maxim SecureFoundationSM Lifetime 2040 Portfolio	882,079	15,590	(16,239)	(649)
Maxim SecureFoundationSM Lifetime 2045 Portfolio	10,607,969	77,201	(901,903)	(824,702)
Maxim SecureFoundationSM Lifetime 2050 Portfolio	101,261	1,299	(4,471)	(3,172)
Maxim SecureFoundationSM Lifetime 2055 Portfolio	499,929	3,113	(48,153)	(45,040)

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

Maxim SecureFoundationSM Lifetime 2015 Portfolio	2011	2010
Distributions paid from:
Ordinary income	$2,917,425	$633,653
Long-term capital gain	147,271	40

	$3,064,696	$633,693

Maxim SecureFoundationSM Lifetime 2020 Portfolio	2011

Distributions paid from:
Ordinary income	$8,693
Long-term capital gain	15

	$8,708

Maxim SecureFoundationSM Lifetime 2025 Portfolio	2011	2010

Distributions paid from:
Ordinary income	$2,263,049	$442,992
Long-term capital gain	82,026	29

	$2,345,075	$443,021

Maxim SecureFoundationSM Lifetime 2030 Portfolio	2011

Distributions paid from:
Ordinary income	$9,059
Long-term capital gain	18

	$9,077

Maxim SecureFoundationSM Lifetime 2035 Portfolio	2011	2010

Distributions paid from:
Ordinary income	$1,495,465	$238,724
Long-term capital gain	28,028	13

	$1,523,493	$238,737

Maxim SecureFoundationSM Lifetime 2040 Portfolio	2011

Distributions paid from:
Ordinary income	$10,984
Long-term capital gain	21

	$11,005

Maxim SecureFoundationSM Lifetime 2045 Portfolio	2011	2010

Distributions paid from:
Ordinary income	$725,009	$93,018
Long-term capital gain	18,638	10

	$743,647	$93,028

Maxim SecureFoundationSM Lifetime 2050 Portfolio		2011

Distributions paid from:
Ordinary income	$	1,748
Long-term capital gain		21

	$	1,769

Maxim SecureFoundationSM Lifetime 2055 Portfolio		2011		2010

Distributions paid from:
Ordinary income	$	32,599	$	5,683
Long-term capital gain		2,811		10

	$	35,410	$	5,693

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Maxim SecureFoundationSM Lifetime 2015 Portfolio
Undistributed ordinary income	$	-
Undistributed capital gains		219,138

Net accumulated earnings		219,138

Net unrealized depreciation on investments		(2,089,746)
Capital loss carryforwards		-
Post-October losses		(4,054)

Tax composition of capital	$	(1,874,662)

Maxim SecureFoundationSM Lifetime 2020 Portfolio
Undistributed ordinary income	$	3,081
Undistributed capital gains		3,545

Net accumulated earnings		6,626

Net unrealized depreciation on investments		(15,735)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(9,109)

Maxim SecureFoundationSM Lifetime 2025 Portfolio
Undistributed ordinary income	$	-
Undistributed capital gains		180,602

Net accumulated earnings		180,602

Net unrealized depreciation on investments		(2,084,101)
Capital loss carryforwards		-
Post-October losses		(11,159)

Tax composition of capital	$	(1,914,658)

Maxim SecureFoundationSM Lifetime 2030 Portfolio
Undistributed ordinary income	$	158
Undistributed capital gains		3,779

Net accumulated earnings		3,937

Net unrealized depreciation on investments		(6,350)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(2,413)

Maxim SecureFoundationSM Lifetime 2035 Portfolio
Undistributed ordinary income	$	-
Undistributed capital gains		107,714

Net accumulated earnings		107,714

Net unrealized depreciation on investments		(1,654,678)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(1,546,964)

Maxim SecureFoundationSM Lifetime 2040 Portfolio
Undistributed ordinary income	$	162
Undistributed capital gains		4,793

Net accumulated earnings		4,955

Net unrealized depreciation on investments		(649)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	4,306

Maxim SecureFoundationSM Lifetime 2045 Portfolio
Undistributed ordinary income	$	-
Undistributed capital gains		61,230

Net accumulated earnings		61,230

Net unrealized depreciation on investments		(824,702)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(763,472)

Maxim SecureFoundationSM Lifetime 2050 Portfolio
Undistributed ordinary income	$	17
Undistributed capital gains		561

Net accumulated earnings		578

Net unrealized depreciation on investments		(3,172)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(2,594)

Maxim SecureFoundationSM Lifetime 2055 Portfolio
Undistributed ordinary income	$	-
Undistributed capital gains		2,694

Net accumulated earnings		2,694

Net unrealized depreciation on investments		(45,040)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(42,346)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Portfolio. For the year ended December 31, 2011 the Portfolios reclassified the following permanent book and tax differences: The Maxim SecureFoundationSM Lifetime 2015 reclassified $1,972,598 from accumulated realized gain to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2020 reclassified $221 from accumulated realized loss to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2025 reclassified $1,588,977 from accumulated realized gain to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2030 reclassified $337 from accumulated realized gain to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2035 reclassified $1,143,466 from accumulated realized gain to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2040 reclassified $418 from accumulated realized gain to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2045 reclassified $559,836 from accumulated realized gain to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2050 reclassified $419 from accumulated realized gain to overdistributed net investment income, the Maxim SecureFoundationSM Lifetime 2055 reclassified $28,361 from accumulated realized gain to overdistributed net investment income.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

6. TAX INFORMATION (unaudited)

The Portfolios intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries

Maxim SecureFoundationSM Lifetime 2015 Portfolio	$16,512	$214,978
Maxim SecureFoundationSM Lifetime 2020 Portfolio	303	3,938
Maxim SecureFoundationSM Lifetime 2025 Portfolio	14,777	191,412
Maxim SecureFoundationSM Lifetime 2030 Portfolio	460	5,931
Maxim SecureFoundationSM Lifetime 2035 Portfolio	12,068	154,850
Maxim SecureFoundationSM Lifetime 2040 Portfolio	566	7,228
Maxim SecureFoundationSM Lifetime 2045 Portfolio	6,653	84,495
Maxim SecureFoundationSM Lifetime 2050 Portfolio	70	885
Maxim SecureFoundationSM Lifetime 2055 Portfolio	338	4,249

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received

Maxim SecureFoundationSM Lifetime 2015 Portfolio	10%
Maxim SecureFoundationSM Lifetime 2020 Portfolio	23%
Maxim SecureFoundationSM Lifetime 2025 Portfolio	10%
Maxim SecureFoundationSM Lifetime 2030 Portfolio	100%
Maxim SecureFoundationSM Lifetime 2035 Portfolio	11%
Maxim SecureFoundationSM Lifetime 2040 Portfolio	38%
Maxim SecureFoundationSM Lifetime 2045 Portfolio	11%
Maxim SecureFoundationSM Lifetime 2050 Portfolio	30%
Maxim SecureFoundationSM Lifetime 2055 Portfolio	9%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Maxim SecureFoundationSM Lifetime 2015 Portfolio, Maxim SecureFoundationSM Lifetime 2020 Portfolio, Maxim SecureFoundationSM Lifetime 2025 Portfolio, Maxim SecureFoundationSM Lifetime 2030 Portfolio, Maxim SecureFoundationSM Lifetime 2035 Portfolio, Maxim SecureFoundationSM Lifetime 2040 Portfolio, Maxim SecureFoundationSM Lifetime 2045 Portfolio, Maxim SecureFoundationSM Lifetime 2050 Portfolio, and Maxim SecureFoundationSM Lifetime 2055 Portfolio, nine of the portfolios constituting of the Maxim Series Fund, Inc. (the “Portfolios”) as of December 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $2,618,730 (6% of net assets) for Maxim SecureFoundationSM Lifetime 2015 Portfolio, and $48,037 (6% of net assets) for Maxim SecureFoundationSM Lifetime 2020 Portfolio, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c)

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	February 28, 2012